VESSELS AND EQUIPMENT, NET (Details) - Owned vessels - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross, beginning balance	$ 4,157,960
Additions	6,185
Disposals	(95,975)
Transfers from Newbuildings	192,798
Vessels and equipment, gross, ending balance	4,260,968
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(680,159)
Depreciation	(71,478)
Disposals, accumulated depreciation	22,139
Accumulated depreciation, ending balance	(729,498)
Vessels and equipment, net	$ 3,531,470	$ 3,477,801